UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number: ______ This Amendment Check only one.):[ ]is a restatement.[ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: South Street Advisors LLC
Address: 369 Lexington Ave., 23rd Floor
New York, New York 10017
Form 13F File Number: 28-0001399706
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
_Thomas Carhart_
 [Signature]

 [City: New York  State: New York]
[Date] May 16, 2007
Report Type (Check only one.):
Name: Thomas Carhart
Title: Principal
Phone: 212-292-7803
Signature, Place, and Date of Signing: ____________________________________


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-__________________ ________________________________________________
[Repeat as necessary.]
9

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total:137,461 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect o which this report is filed, other than the manager filing this report
No. Form 13F File Number Name
1 28-0001185369 -Columbia Management Advisors LLC
2 28-0001070765-UBS N.Y. Branch


[Repeat as necessary.]


                                                                                                                         VOTING
                              TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
- - -------------------------------------------------------------------------------------------------------


Affiliated Managers Group      COM             008252108    3,457	 38,390    SH SOLE N/A  SOLE
Amphenol Corp. Cl A            COM             032095101    6,369   141,920   SH SOLE N/A  SOLE
Anglo American Plc ADR	       Com             03485P201    2,321   65,490    SH SOLE  N/A SOLE
AT&T                          COM             00206R102     4,148   123,135   SH SOLE N/A  SOLE
BHP Billiton Ltd              SPONSORED ADR   088606108     8,756   102,790  SH SOLE N/A  SOLE
Borgwarner                    COM             099724106     6,566   147,950   SH SOLE N/A  SOLE
Burlington Northern Santa Fe  COM             12189T104     6,190   61,970    SH SOLE N/A  SOLE
Cisco Systems Inc             COM             17275R102     4,331  186,237 SH SOLE N/A  SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD 638581470    710    41,374     SH SOLE N/A  SOLE
Copytele Inc                  COM             217721109     8      11,000     SH SOLE N/A  SOLE
Coventry Health               COM             222862104    2,401   78,945    SH SOLE N/A  SOLE
Devon Energy                  COM             25179M103     8,690   72,321    SH SOLE N/A  SOLE
Energizer                     COM             29266R108     4,633   63,400    SH SOLE N/A  SOLE
Exxon Mobil Corp              COM             30231G102      415    4,711      SH SOLE N/A  SOLE
Goldman Sachs                 COM             38141G104    5,993   34,270    SH SOLE N/A  SOLE
Hewlett-Packard               COM             428236103    6,354   143,740    SH SOLE N/A  SOLE
Host Hotels & Resorts Inc     COM             44107P104    3,607   264,270    SH SOLE N/A  SOLE
HSBC Hldgs Plc ADR            SPONSORED ADR    404280406    4,157   54,201    SH SOLE N/A  SOLE
Intel Corp                    COM             458140100    3,928   182,885   SH SOLE N/A  SOLE
Manitowoc Company Inc         COM             563571108    3,863   118,760     SH SOLE N/A  SOLE
MEMC Electronic Materials Inc COM             552715104    4,002   65,045   SH SOLE N/A  SOLE
Pepsico                       COM             713448108    652     10,256    SH SOLE N/A  SOLE
Polo Ralph Lauren Corp Cl A   COM             731572103    5,115   81,485  SH   SOLE N/A SOLE
Raymond James Financial Inc   COM             754730109   2,296   87,040    SH SOLE N/A  SOLE
Research In Motion            COM             760975102    8,731  74,695   SH SOLE N/A  SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED ADR 82481R106    2,743  55,835    SH SOLE N/A  SOLE
Stryker                       COM             863667101    4,858  72,925     SH SOLE N/A  SOLE
Textron Inc                   Com             883203101    5,232   109,170    SH SOLE N/A  SOLE
The Dun & Bradstreet Corp     COM             26483E100    6,711  76,575    SH SOLE N/A  SOLE
Titanium Metals Corp NEW      COM             888339207    190   13,600      SH SOLE N/A  SOLE
Transocean Inc                COM             G90073100    6,261  41,089     SH SOLE N/A  SOLE
UnitedHealth Group            COM             91324P102    394    15,040   SH SOLE N/A  SOLE
Vanguard NY INSD Tax Free FD Eqty Mutal FD   92204H103   261    24,224      SH SOLE N/A  SOLE
Warner Chilcott Limited       Com            G9435N108   3,376  199,180    SH  SOLE N/A SOLE
Total Mkt value                                               137,461
